12. Financial Instruments and Risks: Schedule of Changes in Level 3 Items (Tables)	12 Months Ended
Jul. 31, 2019
Tables/Schedules
Schedule of Changes in Level 3 Items

	Convertible debenture receivable	Investments in warrants

Balance, July 31, 2018 and 2017	$ -	$ -
Additions	17,492,303	536,697
Conversion of debenture	(3,365,556)	-
Unrealized loss on changes in fair value	-	(451,970)
Realized gain on changes in fair value	865,790
Foreign exchange	7,463	(2,666)
Balance, July 31, 2019	$ 15,000,000	$ 82,061